Estimated Fair Value of Financial Instruments	9 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Estimated Fair Value of Financial Instruments
22.	Estimated Fair Value of Financial Instruments
The following information is provided to help readers gain an understanding of the relationship between carrying amounts of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. The disclosures do not include net investment in leases, investment in affiliates, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.
March 31, 2021

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥951,242	¥951,242	¥951,242	¥0	¥0
Restricted cash	128,333	128,333	128,333	0	0
Installment loans (net of allowance for credit losses)	3,613,316	3,631,561	0	166,410	3,465,151
Equity securities*1	396,465	396,465	82,039	223,016	91,410
Trading debt securities	2,654	2,654	0	2,654	0
Available-for-sale debt securities	2,003,917	2,003,917	6,012	1,864,448	133,457
Held-to-maturity debt securities	113,790	139,132	0	115,893	23,239
Other Assets:
Time deposits	4,146	4,146	0	4,146	0
Derivative assets*2	20,752	20,752	0	0	0
Reinsurance recoverables (Investment contracts)	7,299	7,507	0	0	7,507
Liabilities:
Short-term debt	¥307,269	¥307,269	¥0	¥307,269	¥0
Deposits	2,165,293	2,167,449	0	2,167,449	0
Policy liabilities and Policy account balances (Investment contracts)	196,549	196,624	0	0	196,624
Long-term debt	4,416,833	4,442,351	0	1,286,463	3,155,888
Other Liabilities:
Derivative liabilities*2	69,090	69,090	0	0	0

*1	The amount of ¥13,737 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”

December 31, 2021

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥896,039	¥896,039	¥896,039	¥0	¥0
Restricted cash	135,126	135,126	135,126	0	0
Installment loans (net of allowance for credit losses)	3,794,337	3,786,791	0	257,547	3,529,244
Equity securities*1	392,196	392,196	114,203	175,790	102,203
Trading debt securities	2,269	2,269	0	2,269	0
Available-for-sale debt securities	2,173,851	2,173,851	1,032	2,034,634	138,185
Held-to-maturity debt securities	113,936	138,798	0	115,158	23,640
Other Assets:
Time deposits	4,451	4,451	0	4,451	0
Derivative assets*2	22,439	22,439	0	0	0
Reinsurance recoverables (Investment contracts)	6,481	6,461	0	0	6,461
Liabilities:
Short-term debt	¥665,886	¥665,886	¥0	¥665,886	¥0
Deposits	2,134,340	2,135,676	0	2,135,676	0
Policy liabilities and Policy account balances (Investment contracts)	184,324	184,384	0	0	184,384
Long-term debt	4,350,742	4,371,546	0	1,338,431	3,033,115
Other Liabilities:
Derivative liabilities*2	44,350	44,350	0	0	0

*1	The amount of ¥18,885 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”
Input level of fair value measurement
If active market prices are available, fair value measurement is based on quoted active market prices and classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1 such as quoted market prices of similar assets and classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models including discounted cash flow methodologies, commonly used option-pricing models and broker quotes and classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market.